Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished products	$ 408.1	$ 452.0	$ 409.5
Work in process	572.3	580.0	452.9
Raw materials and supplies	71.4	70.4	59.6
Total (approximates replacement cost)	1,051.8	1,102.4	922.0
Decrease to LIFO cost	(43.1)	(40.1)	(46.4)
Inventories	$ 1,008.7	$ 1,062.3	$ 875.6